Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2024
Critical Accounting Estimates and Judgments [Abstract]
Critical Accounting Estimates and Judgments

Note 2. Critical Accounting Estimates and Judgments

Management evaluates estimates and judgments incorporated into the financial statements based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data, obtained both internally and externally.

Impairment in other associates

Arteria Health Limited

Impairment of associates requires a degree of estimation and judgment. After application of the equity method, the Group considers conditions and evidence that its net investment in the associate is impaired. If an impairment trigger event exists, the recoverable amount of the associate is determined. This involves fair value less costs of disposal or value in use calculations, which incorporates a number of key estimates and assumptions.

Refer to Note 10(b) for further information

Share-based payments

The value attributed to share options and remunerations shares issued is an estimate calculated using an appropriate mathematical formula based on an option pricing model. The choice of models and the resultant option value require assumptions to be made in relation to the likelihood and timing of the conversion of the options to shares and the value of volatility of the price of the underlying shares.

Refer to Note 17 for further information

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf- life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

Refer to Note 9(b)i for further information

Presentation of Inventory

During the year ended 30 June 2024, management performed an assessment of its raw materials and utilization within 12 months from reporting date. Management determined $139,745 (2023: nil) of raw materials relating to Colostrum on hand held in Immuron’s warehouse will be consumed within 12 months from reporting date. An amount of $669,285 (2023:$1,108,256) of raw materials would be consumed beyond 12 months.

R&D tax incentive

The Group’s research and development activities are eligible under an Australian Government tax incentive for eligible expenditure from July 1, 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme.

Refer to Note 3 for further information

Fair value measurement

The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments, estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments, estimates, and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgments and estimates will seldom equal the related actual results. The judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed within the relevant sections where applicable.

Refer to Note 8(c) for further information

Investment in Ateria

The acquisition of the interest in Ateria gains the Group a right to one board seat. If the Ateria contingent consideration receivable is received and the option to acquire shares were exercised (refer to Note 8(c) and 10(b)), Ateria’s shareholding would increase, and an additional board seat would be received. Management did not exercise the option by the expiry date of 31 July 2023. Management has therefore determined that Immuron does not and could not exercise control over Ateria. Mr Lydeamore was a Director of Ateria from 25 November 2022, resigning on 1 May 2024 to focus his attention on the Company.